SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2017
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data
Financial income, net:

	Year ended December 31,
	2017	2016	2015
Financial income (expenses):

Interest on bank deposits and other	$3,528	$2,947	$2,580
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,008	1,813	2,153
Gain from sale of available-for-sale marketable securities	18	1,771	2,438
Bank charges	(89)	(116)	(157)
Foreign currency translation differences, net	(635)	(674)	(1,147)

	$4,830	$5,741	$5,867